Risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	$ 619	$ 1,008
United States of America [Member]
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	612	591
Other O.E.C.D. [Member]
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	0	409
Multilateral [Member]
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	0	0
Latin America [Member]
Statement of financial risk management [Line Items]
Financial assets held for managing liquidity risk	$ 7	$ 8